Commitment and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Amounts Payable Under Operating Leases
Future minimum amounts payable as of September 30, 2021, under the office facilities operating leases and data center agreements are as follows:

Operating Leases
Remainder of 2021	$1,052
2022	4,602
2023	2,956
2024	1,774
2025 and thereafter	2,938
Total minimum lease payments	$13,322